Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.48%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.79%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.29%	April 15, 2019
Class B Notes	$47,350,000.00	1.71%	May 15, 2019
Class C Notes	$31,570,000.00	1.90%	September 15, 2019
Class D Notes	$31,570,000.00	2.40%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$312,437.03

Principal:
Principal Collections	$6,909,528.20
Prepayments in Full	$1,917,651.09
Liquidation Proceeds	$28,576.44
Recoveries	$70,056.53
Sub Total	$8,925,812.26
Collections	$9,238,249.29

Purchase Amounts:
Purchase Amounts Related to Principal	$164,085.83
Purchase Amounts Related to Interest	$898.95
Sub Total	$164,984.78

Clean-up Call	$80,642,474.82

Reserve Account Draw Amount	$8,230,986.55

Available Funds - Total	$98,276,695.44

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$98,276,695.44
Servicing Fee	$74,798.27	$74,798.27	$0.00	$0.00	$98,201,897.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$98,201,897.17
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$98,201,897.17
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$98,201,897.17
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$98,201,897.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,201,897.17
Interest - Class B Notes	$34,563.89	$34,563.89	$0.00	$0.00	$98,167,333.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,167,333.28
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$98,117,347.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,117,347.45
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$98,054,207.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$98,054,207.45
Regular Principal Payment	$87,395,360.37	$87,395,360.37	$0.00	$0.00	$10,658,847.08
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$10,658,847.08
Residual Released to Depositor	$0.00	$10,658,847.08	$0.00	$0.00	$0.00
Total		$98,276,695.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$87,395,360.37
Total					$87,395,360.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$24,255,360.37	$512.26	$34,563.89	$0.73	$24,289,924.26	$512.99
Class C Notes	$31,570,000.00	$1,000.00	$49,985.83	$1.58	$31,619,985.83	$1,001.58
Class D Notes	$31,570,000.00	$1,000.00	$63,140.00	$2.00	$31,633,140.00	$1,002.00
Total	$87,395,360.37	$54.28	$147,689.72	$0.09	$87,543,050.09	$54.37

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$24,255,360.37	0.5122568	$0.00	0.0000000
Class C Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Total	$87,395,360.37	0.0542805	$0.00	0.0000000

Pool Information
Weighted Average APR	4.230%	4.281%
Weighted Average Remaining Term	16.07	15.46
Number of Receivables Outstanding	14,961	14,192
Pool Balance	$89,757,929.68	$80,642,474.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$87,395,360.37	$78,603,164.95
Pool Factor	0.0545244	0.0489871

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$2,039,309.87
Targeted Overcollateralization Amount	$2,039,309.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,642,474.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$8,230,986.55
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(8,230,986.55)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$95,613.30
(Recoveries)		136	$70,056.53
Net Loss for Current Collection Period			$25,556.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3417%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.2029%
Second Preceding Collection Period			1.0615%
Preceding Collection Period			1.3890%
Current Collection Period			0.3600%
Four Month Average (Current and Preceding Three Collection Periods)			1.0033%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,935	$12,407,705.54
(Cumulative Recoveries)			$2,487,250.96
Cumulative Net Loss for All Collection Periods			$9,920,454.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6026%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,090.60
Average Net Loss for Receivables that have experienced a Realized Loss			$1,671.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.14%	287	$2,534,853.26
61-90 Days Delinquent	0.30%	27	$244,501.77
91-120 Days Delinquent	0.04%	4	$33,219.50
Over 120 Days Delinquent	0.95%	53	$766,473.58
Total Delinquent Receivables	4.44%	371	$3,579,048.11

Repossession Inventory:
Repossessed in the Current Collection Period		9	$63,453.94
Total Repossessed Inventory		16	$134,235.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5813%
Preceding Collection Period			0.5748%
Current Collection Period			0.5919%
Three Month Average			0.5827%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer